OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables
	As of December 31,
	2014	2013
Government receivables	$3,848	$4,435
Others	1,911	6,508
	$5,759	$10,943